Realized and Unrealized (Loss)/Gain on Oil and Gas Derivative Instruments (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on oil and gas derivative instruments	$ 51,034	$ 107,586
Unrealized loss on oil and gas derivative instruments	(72,549)	(87,593)
Realized and unrealized (loss)/gain on oil and gas derivative instruments	(21,515)	19,993
Oil
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on derivatives	28,196	55,180
Unrealized loss on derivatives	(43,749)	(44,904)
Gas
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on derivatives	22,838	15,327
Unrealized loss on derivatives	(28,800)	(6,901)
Commodity swap
Derivative Instruments, Gain (Loss) [Line Items]
Realized mark-to-market (“MTM”) adjustment on commodity swap derivatives	0	37,079
Unrealized MTM adjustment on commodity swap derivatives	$ 0	$ (35,788)